Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 134.4	$ 281.8
Trade receivables, net of allowance of $22.4 in 2018 and $38.6 in 2017	2,143.8	1,920.8
Inventories	1,025.5	942.8
Prepaid and other current assets	432.6	303.5
Current assets of discontinued operations	293.9	203.8
Total current assets	4,030.2	3,652.7
Investments	0.7	1.3
Property, plant and equipment, net	756.9	808.9
Goodwill	1,468.1	1,198.9
Other intangibles, net	2,703.4	2,630.8
Other assets including long-term receivables, net	383.4	369.5
Deferred income taxes	272.8	253.3
Noncurrent assets of discontinued operations	358.8	290.9
Total assets	9,974.3	9,206.3
Current liabilities
Short-term debt and current portion of long-term debt	547.7	192.6
Accounts payable, trade and other	795.5	654.4
Advance payments from customers	458.4	378.8
Accrued and other liabilities	570.8	479.4
Accrued customer rebates	365.3	266.6
Guarantees of vendor financing	67.1	51.5
Accrued pension and other postretirement benefits, current	6.2	5.7
Income taxes	85.1	95.9
Current liabilities of discontinued operations	97.3	84.5
Total current liabilities	2,993.4	2,209.4
Long-term debt, less current portion	2,145.0	2,993.0
Accrued pension and other postretirement benefits, long-term	47.2	59.3
Environmental liabilities, continuing and discontinued	458.5	340.2
Deferred income taxes	330.8	169.4
Noncurrent liabilities of discontinued operations	46.1	13.5
Other long-term liabilities	742.9	714.4
Commitments and contingent liabilities (Note 19)
Equity
Preferred stock, no par value, authorized 5,000,000 shares; no shares issued in 2018 or 2017	0.0	0.0
Common stock, $0.10 par value, authorized 260,000,000 shares in 2018 and 2017; 185,983,792 shares issued in 2018 and 2017	18.6	18.6
Capital in excess of par value of common stock	776.2	450.7
Retained earnings	4,334.3	3,952.4
Accumulated other comprehensive income (loss)	(308.9)	(240.3)
Treasury stock, common, at cost - 2018: 53,702,178 shares, 2017: 51,653,236 shares	(1,699.1)	(1,499.6)
Total FMC stockholders’ equity	3,121.1	2,681.8
Noncontrolling interests	89.3	25.3
Total equity	3,210.4	2,707.1
Total liabilities and equity	$ 9,974.3	$ 9,206.3